Income Taxes - Current Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Expense Benefit [Line Items]
Current Income Tax Expense (Benefit)	$ 63,408	$ 38,765
TAIWAN
Current Income Tax Expense Benefit [Line Items]
Current Foreign Tax Expense (Benefit)		10,639
INDIA
Current Income Tax Expense Benefit [Line Items]
Current Foreign Tax Expense (Benefit)	$ 63,408	$ 28,126